Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 91,329,030	$ 12,863,425	¥ 38,478,016
Time deposits and short-term investments	11,933,255	1,680,764	18,031,395
Prepayments and other current assets	4,247,318	598,222	1,689,860
Total current assets	114,525,584	16,130,591	66,992,487
Non-current assets:
Long-term investments	1,595,376	224,704	1,484,491
Property, Plant and Equipment, Net	15,745,018	2,217,639	11,187,898
Total non-current assets	28,941,887	4,076,379	19,545,464
Total assets	143,467,471	20,206,970	86,537,951
Current liabilities:
Short-term borrowings	6,975,399	982,464	390,750
Amounts due to related parties	¥ 10,607	$ 1,494	¥ 7,190
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	¥ 11,214,626	$ 1,579,547	¥ 5,684,644
Total current liabilities	72,742,709	10,245,595	27,372,601
Non-current liabilities:
Long-term borrowings	1,747,070	246,070	9,230,807
Total non-current liabilities	10,149,540	1,429,534	13,979,043
Total liabilities	82,892,249	11,675,129	41,351,644
SHAREHOLDERS' EQUITY
Treasury shares	(90)	(13)	(84)
Additional paid-in capital	57,479,857	8,095,869	53,869,322
Accumulated other comprehensive loss	(224,876)	(31,673)	(194,110)
(Accumulated deficit)/Retained earnings	2,441,698	343,906	(8,817,850)
Total Li Auto Inc. shareholders' equity	60,142,624	8,470,911	44,858,701
Total liabilities and shareholders' equity	143,467,471	20,206,970	86,537,951
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,215	171	1,188
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	235	$ 33	235
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	1,121,233		974,224	¥ 14,762,875	¥ 1,149,374
Time deposits and short-term investments	0		2,195,952
Amounts due from subsidiaries of the Group	¥ 54,475,676		¥ 47,993,884
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Prepayments and other current assets	¥ 0		¥ 3,132
Total current assets	55,596,909		51,167,192
Non-current assets:
Investments in subsidiaries	11,452,246		0
Long-term investments	10,268		12,968
Property, Plant and Equipment, Net	10		18
Total non-current assets	11,462,524		12,986
Total assets	67,059,433		51,180,178
Current liabilities:
Short-term borrowings	6,719,797		6,965
Amounts due to related parties	¥ 3,598		¥ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Accruals and other current liabilities	¥ 193,414		¥ 59,533
Total current liabilities	6,916,809		66,498
Non-current liabilities:
Long-term borrowings	0		6,254,979
Total non-current liabilities	0		6,254,979
Total liabilities	6,916,809		6,321,477
SHAREHOLDERS' EQUITY
Treasury shares	(90)		(84)
Additional paid-in capital	57,479,857		53,869,322
Accumulated other comprehensive loss	(224,876)		(194,110)
(Accumulated deficit)/Retained earnings	2,886,283		(8,817,850)
Total Li Auto Inc. shareholders' equity	60,142,624		44,858,701
Total liabilities and shareholders' equity	67,059,433		51,180,178
Parent company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,215		1,188
Parent company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 235		¥ 235